Financial Risk Management Objectives and Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Non-current financial assets	$ 425	$ 472		$ 480		$ 558
Trade and other receivables	2,420	4,670		4,625		4,502
Other current financial assets	564	629		1,213		928
Cash and cash equivalents	2,509	2,604	$ 5,307	7,312		11,926	$ 19,812
Marketable securities held in trust account		15,196
Financial assets, Total	5,918	23,571		13,630
Financial liabilities
Convertible preference shares				56,854		123,468
Interest-bearing loans and borrowings	30,343	42,147		29,808		22,598
Contingent settlement provision				(307)		(237)
Loan from shareholders	532	15,188
Trade and other payables, excluding deferred government grants	11,932	19,579		11,292	[1]
Financial liabilities, Total	$ 60,075	94,412		127,221	[1]
Net financial (liabilities)/assets		(77,347)		(63,434)
Foreign currency risk [Member]
Financial assets
Non-current financial assets		472		480
Trade and other receivables		4,670		4,625
Other current financial assets		629		1,213
Cash and cash equivalents		2,604		7,312
Marketable securities held in trust account		15,196
Financial assets, Total		23,571		13,630
Financial liabilities
Convertible preference shares				(56,854)
Interest-bearing loans and borrowings				(58,543)
Contingent settlement provision		(59,363)		(307)
Loan from shareholders		(15,188)
Trade and other payables, excluding deferred government grants		(19,861)		(11,517)
Financial liabilities, Total		(94,412)		(127,221)
Net financial (liabilities)/assets		(70,841)		(113,591)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		(69,032)		(110,218)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		(1,809)		(3,373)
Foreign currency risk [Member] | SGD [Member]
Financial assets
Non-current financial assets
Trade and other receivables		1,148		1,092
Other current financial assets		191		737
Cash and cash equivalents		808		2,872
Marketable securities held in trust account
Financial assets, Total		2,147		4,701
Financial liabilities
Convertible preference shares				(56,854)
Interest-bearing loans and borrowings				(51,876)
Contingent settlement provision		(51,272)		(307)
Loan from shareholders
Trade and other payables, excluding deferred government grants		(14,480)		(6,616)
Financial liabilities, Total		(65,752)		(115,653)
Net financial (liabilities)/assets		(63,605)		(110,952)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		(63,605)		(110,952)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies
Foreign currency risk [Member] | TWD [Member]
Financial assets
Non-current financial assets		145		138
Trade and other receivables		50		70
Other current financial assets
Cash and cash equivalents		99		124
Marketable securities held in trust account
Financial assets, Total		294		332
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants		(939)		(72)
Financial liabilities, Total		(939)		(72)
Net financial (liabilities)/assets		(645)		260
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		222		277
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		(867)		(17)
Foreign currency risk [Member] | EUR [Member]
Financial assets
Non-current financial assets
Trade and other receivables		36
Other current financial assets		217		221
Cash and cash equivalents
Marketable securities held in trust account
Financial assets, Total		253		221
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants		5,208		(670)
Financial liabilities, Total		5,208		(670)
Net financial (liabilities)/assets		5,461		(449)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		5,461		(449)
Foreign currency risk [Member] | AUD [Member]
Financial assets
Non-current financial assets		109		115
Trade and other receivables		265		460
Other current financial assets		25		23
Cash and cash equivalents		423		58
Marketable securities held in trust account
Financial assets, Total		822		656
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants		(1,307)		(439)
Financial liabilities, Total		(1,307)		(439)
Net financial (liabilities)/assets		(485)		217
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		524		(33)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		(1,009)		250
Foreign currency risk [Member] | USD [Member]
Financial assets
Non-current financial assets
Trade and other receivables		281		400
Other current financial assets		23		10
Cash and cash equivalents		295		3,243
Marketable securities held in trust account		15,196
Financial assets, Total		15,795		3,653
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings				(6,637)
Contingent settlement provision		(8,026)
Loan from shareholders		(15,188)
Trade and other payables, excluding deferred government grants		(5,975)		(672)
Financial liabilities, Total		(29,189)		(7,309)
Net financial (liabilities)/assets		(13,394)		(3,656)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		(6,260)		59
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		(7,134)		(3,715)
Foreign currency risk [Member] | HKD [Member]
Financial assets
Non-current financial assets		19		24
Trade and other receivables		669		564
Other current financial assets		1		1
Cash and cash equivalents		212		146
Marketable securities held in trust account
Financial assets, Total		901		735
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants		(1,773)		(117)
Financial liabilities, Total		(1,773)		(117)
Net financial (liabilities)/assets		(872)		618
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		591		320
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		(1,463)		298
Foreign currency risk [Member] | KRW [Member]
Financial assets
Non-current financial assets		143		146
Trade and other receivables		961		801
Other current financial assets		99		129
Cash and cash equivalents		378		339
Marketable securities held in trust account
Financial assets, Total		1,581		1,415
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings				(22)
Contingent settlement provision		(59)
Loan from shareholders
Trade and other payables, excluding deferred government grants		(2,265)		(1,882)
Financial liabilities, Total		(2,324)		(1,904)
Net financial (liabilities)/assets		(743)		(489)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		(744)		(489)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		1
Foreign currency risk [Member] | Others [Member]
Financial assets
Non-current financial assets		56		57
Trade and other receivables		1,260		1,238
Other current financial assets		73		92
Cash and cash equivalents		389		530
Marketable securities held in trust account
Financial assets, Total		1,778		1,917
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings				(8)
Contingent settlement provision		(6)
Loan from shareholders
Trade and other payables, excluding deferred government grants		1,670		(1,049)
Financial liabilities, Total		1,664		(1,057)
Net financial (liabilities)/assets		3,442		860
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies		240		600
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies		$ 3,202		$ 260

[1]	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.